Debt issued designated at fair value (Detail) - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Issued debt instruments
Equity-linked	[1]	$ 49,157	$ 44,615	$ 41,069
Rates-linked		16,397	12,668	11,038
Credit-linked		1,826	1,804	1,933
Fixed-rate		2,883	3,343	3,604
Commodity-linked		1,961	1,564	1,497
Other		575	640	726
Total debt issued designated at fair value		72,799	64,635	59,868
of which: issued by UBS AG with original maturity greater than one year	[2]	51,830	47,348	46,427
of which: life-to-date own credit (gain) / loss		$ 164	$ 193	$ 233
Unsecured portion of debt instruments issued by UBS AG with original maturity greater than one year		99.00%	100.00%	100.00%

[1]	Includes investment fund unit-linked instruments issued
[2]	Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 30 June 2021, more than 99% of the balance was unsecured (31 March 2021: 100%; 31 December 2020: 100%).